Property, Plant and Equipment, Net	6 Months Ended
Jan. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of January 31,	As of July 31,
	2026	2025
Furniture, fixtures and equipment	$-	$-
Less: accumulated depreciation	-	-
Property and equipment, net	$-	$-

Depreciation expense was $nil and $6,282 for the six months ended January 31, 2026 and 2025, respectively.

In November 2024, the lease agreement with related party lessor was terminated prematurely, resulting in the disposal of all furniture, fixtures, and equipment located at the leased premises. Loss on disposal of the property and equipment was $53,765, which was recorded as other (expense) income in the consolidated statements of operations and comprehensive loss as of for the six months ended January 31, 2025.